Risk management - Management adjustments (Details) - EUR (€) € in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Risk Management [Abstract]
Commercial Real Estate/ Inflation and interest rate increases	€ 32	€ 50
Economic sector / portfolio based adjustments	20	38
Mortgage portfolio adjustments	112	112
Climate transition risk	44	29
Other Post Model Adjustments	29	(27)
Total management adjustments	€ 236	€ 203